Supplemental Disclosures Comprehsensive Income Statement Presentation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Entity Information [Line Items]
Total compensation expense	$ 231.1	$ 224.5
Operating
Entity Information [Line Items]
Total compensation expense	96.3	92.9
General and administrative
Entity Information [Line Items]
Total compensation expense	88.8	69.6
Share-based compensation
Entity Information [Line Items]
Total compensation expense	$ 46.0	$ 62.0